Commitments and contingencies (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Jan. 01, 2019	Aug. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) game_title	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2017 extension_option
Disclosure of contingent liabilities [line items]
Number of game titles licensed under agreement | game_title				50
Royalty agreement, percentage of revenue for proprietary assets		7.50%					10.00%
Royalty agreement, percentage of revenue for third-party game asset types							15.00%
Royalty agreement, term							10 years
Royalty agreement, number of extension options | extension_option							2
Royalty agreement, extension term							5 years
Royalty expense				$ 2,300	$ 4,500	$ 5,300
Indemnification agreement, maximum limit of losses for every 12-month period				5,000
SuprNation AB
Disclosure of contingent liabilities [line items]
Performance-based incentive plan, term	18 months
Performance-based incentive plan, maximum employee amount	$ 6,500
Payment transferred into escrow	$ 5,500
Amount modified to be contingent upon employment			$ 4,200
Expense for performance-based incentive plan				$ 2,500	$ 6,600